Benefit plans and stock-based compensation	12 Months Ended
Mar. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Benefit plans and stock-based compensation
8.	Benefit plans and stock-based compensation:

(a)	Stock option plans and arrangements:

(i)	The Company can issue stock options and SARs to executive management, key employees and directors under a stock-based compensation plan.

The Company has a Long-Term Incentive Plan under which awards may be made in order to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees and to promote the success of the Company. Any employee or consultant selected by the administrator is eligible for any type of award provided for under the Long-Term Incentive Plan, except that incentive stock options may not be granted to consultants. The Long-Term Incentive Plan provides for the grant of units and performance units or share awards. The Long-Term Incentive Plan authorizes the issuance of 900,000 Class A voting shares, which consist of authorized but unissued Class A voting shares. The Company is restricted from issuing Class A voting shares or equity based awards under this program without the approval of the shareholders of the Company if such issuance, when combined with the Class A voting shares issuable under this plan or any of the Company’s other equity incentive award plans exceeds 1,304,025 Class A voting shares.

As of March 30, 2013, there were 72,320 cash-based stock appreciation rights that were granted under the Long-Term Incentive Plan. The stock appreciation rights outstanding under the Long-Term Incentive Plan have a weighted average exercise price of $2.53. As of March 30, 2013, there were stock options to purchase 360,000 Class A voting shares outstanding under the Long-Term Incentive Plan. During fiscal 2013 and 2012, stock options to purchase 130,000 shares and 175,000 shares, respectively, of the Company’s Class A voting shares were issued with a three year vesting period, with an average exercise price of $0.89 and $1.07, respectively, and an expiration date of 10 years after the grant date. The weighted-average grant-date fair value of the options granted during fiscal 2013 and 2012 was $0.79 and $1.02, respectively. The fair value of the newly issued options in fiscal 2013 and 2012 was calculated as of the date of their grant, using the Black-Scholes option pricing model with the following weighted-average assumptions: Dividend yield – 0%; Expected volatility – 95.1% for options issued in fiscal 2013 and 97.8% for options issued in fiscal 2012; Risk-free interest rate – 1.59% for options issued in fiscal 2013 and 2.19% for options issued in fiscal 2012; and expected term in years – 10 years. The intrinsic value of the outstanding options as of March 30, 2013 was zero as the exercise price for all options outstanding were equal to or greater than the Company’s stock price on March 30, 2013. The unrecognized compensation related to the non-vested portion of stock options granted as of March 30, 2013 was $127,000. Total compensation cost for options recognized in earnings was $118,000, $79,000 and $19,000 during fiscal 2013, 2012 and 2011, respectively.

The Company has outstanding employee stock options issued under the Birks Employee Stock Option Plan (the “Birks ESOP”). Effective November 15, 2005, no awards are permitted to be granted under the Birks ESOP. However, the Birks ESOP will remain in effect until the outstanding awards issued under the plan terminate or expire by their terms. In March 2010, the Company offered employees who held options under this plan the right to amend their current options. The amended options terms would be consistent with the original grant except that the new options would have a lower exercise price, be exercisable for a lesser number of the Company’s Class A voting shares, have a new ten-year term and be subject to different terms in the event of a change in control or if the Company had a going-private transaction. The amended options have an exercise price of $1.05 per share. As of March 30, 2013, March 31, 2012 and March 26, 2011, there were 6,674, 8,174 and 10,142 Class A voting shares underlying options granted under the Birks ESOP, respectively.

No compensation expense was required to be recorded related to the amended option transaction and no compensation expense was required to be recorded for the outstanding option under this plan for the years ended March 30, 2013, March 31, 2012 and March 26, 2011.

(ii)	As of March 30, 2013, the Company had outstanding 15,000 options granted to current and former members of its Board of Directors to acquire Class A voting shares of the Company for a purchase price of Cdn$7.73 ($7.61 in U.S. dollars) exercisable at any time until April 23, 2014. In addition, there are 242,944 options to purchase Class A voting shares at an exercise price of $1.00 per share held by the Company’s former Chief Executive Officer which expire on March 31, 2014. No compensation expense was recorded during the years ended March 30, 2013, March 31, 2012 and March 26, 2011.

The following is a summary of the activity of Birks’ stock option plans and arrangements. The weighted average exercise price for Canadian priced options in the summary below have been converted to U.S. dollars using the exchange rate for Canadian and U.S. dollars as of March 30, 2013:

	Options	Weighted average exercise price
Outstanding March 27, 2010	307,761	$2.37
Granted	64,470	1.22
Cancelled	(47,353)	7.35
Forfeited	(1,664)	5.50
Exercised	(128)	1.05

Outstanding March 26, 2011	323,086	1.39
Granted	175,000	1.07
Exercised	(1,080)	1.05
Cancelled	(888)	7.07

Outstanding March 31, 2012	496,118	1.26
Granted	130,000	0.89
Cancelled	(1,500)	3.28

Outstanding March 30, 2013	624,618	$1.18

A summary of the status of Birks’ stock options at March 30, 2013 is presented below:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$0.89-1.00	372,944	4.0	$0.96	242,944	$1.00
$1.01-1.05	156,674	8.7	1.04	56,674	1.04
$1.25-1.26	80,000	7.7	1.25	45,000	1.25
$7.73	15,000	1.1	7.73	15,000	7.73

	624,618	5.6	$1.18	359,618	$1.32

(iii)	Under plans approved by the former Board of Directors of Mayors, the Company has outstanding stock options and SARs issued to employees and members of the Company’s Board of Directors. No further awards will be granted under these plans. As of March 31, 2013, there are 9,081 options outstanding with a weighted average remaining estimated life of 1.8 years. Compensation expense of $5,000 was recorded during the year ended March 26, 2011 related to the stock option amendments. No compensation expense was required to be recorded related to the options outstanding under this program for the years ended March 30, 2013 and March 31, 2012, respectively.

The following is a summary of the activity of Mayors stock option plans:

	Options	Weighted average exercise price
Outstanding March 27, 2010	269,265	$11.55
Forfeited/cancelled	(47,632)	30.51
Granted	2,607	1.05

Outstanding March 26, 2011	224,240	7.40
Forfeited/cancelled	(6,494)	52.33

Outstanding March 31, 2012	217,746	6.06
Expired	(208,665)	6.01

Outstanding March 30, 2013	9,081	$7.18

A summary of the status of the option plans at March 30, 2013 is presented below:

Exercise price		Options outstanding and exercisable
	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price
$ 1.05	1,260	7.0	$1.05
$ 6.00 – 9.00	7,821	1.0	8.16

	9,081	1.8	$7.18

The Company also has outstanding SARs previously issued under the Mayors plan to members of senior management. As of March 30, 2013, there were 21,737 SARs outstanding having a weighted-average remaining contractual life of these awards was 2.2 years with an aggregate intrinsic value of $0. No compensation expense was recorded in fiscal 2013, 2012 and 2011 related to these SARS issued under this plan.

(iv)	The Company issues new shares to satisfy share-based awards and exercise of stock options. During fiscal 2013, 2012 and 2011, respectively, no cash was used to settle equity instruments granted under share-based payment arrangements and as of March 30, 2013, all of the Company’s stock options were out-of-the-money.

(b)	As of March 30, 2013, the Company had outstanding warrants exercisable into 382,693 shares of the Company’s Class A voting shares. These warrants have a weighted average exercise price of $3.42 per share and expire on August 20, 2022. As of November 1, 2005, these awards were fully-vested and no additional compensation expense will be recognized.

(c)	In connection with its term loan agreement executed in 2003 with Investissement Québec, the lender was entitled to 99,428 options to purchase Class A voting shares at $4.62 (Cdn$4.52) per share. These options expired during fiscal 2011. During fiscal 2011, the Company recorded $17,000 reduction in selling and general administrative expense related to these options.

(d)	Employee stock purchase plan:

The Company has an Employee Stock Purchase Plan (“ESPP”) that permits eligible employees, which does not include executives of the Company, to purchase the Company’s Class A voting stock at 85% of the Class A voting shares fair market value through regular payroll deductions. A total of 100,000 shares of the Company’s Class A voting shares are reserved for issuance under the ESPP. As of March 30, 2013, 99,995 Class A voting shares were outstanding under the ESPP and no additional shares will be issued under this plan.

No shares were issued under the ESPP in fiscal 2013, 2012 and 2011.

(e)	Profit sharing plan:

Mayors has a 401(k) Profit Sharing Plan & Trust (the “Plan”), which permits eligible employees to make contributions to the Plan on a pretax salary reduction basis in accordance with the provisions of Section 401(k) of the Internal Revenue Code. Mayors historically made cash contributions of 25% of the employee’s pretax contribution, up to 4% of Mayors employee’s compensation, in any calendar year. Effective January 1, 2009, the Company exercised its right to cancel all future matching contributions to the Plan and as such, no additional matching cash payments were made to the Plan during fiscal 2013, 2012 and 2011.

(f)	CEO and Senior Executive Long-Term Cash Incentive Plans:

During the year ended March 30, 2013, the Board of Directors approved the long-term cash incentive plans (“LTCIPs”) for the Chief Executive Officer and Senior Executive members. The intention of the LTCIPs are to reward the Chief Executive Officer and other members of senior management based on the performance of the Company over three-year cycles, the first of which began with the fiscal 2013 through fiscal 2015 period. The approval of a new three-year cycle is at the discretion of the Board of Directors on recommendation of the compensation committee. The payouts under the LTCIPs will be based on the earnings before taxes (“EBT”) performance of the Company with the payout level earned during the three-year period either increasing or decreasing based on the Company’s EBT performance levels versus thresholds established in each of the three years of the three-year cycle and afterwards, if the LTCIPs are continued. The Company will pay out 1/3 of the LTCIPs value earned at the end of the first three year cycle and 1/3 of the LTCIPs value for every year thereafter, subject to the Chief Executive Officer and participating executives continued employment and subject to the payment not causing any default on the Company’s credit facilities. The LTCIPs payouts will continue to rise or fall based on the Company’s performance each year. The total LTCIPs pool is only created to compensate if EBT is above a certain growth rate and the payout is capped so that the total three-year costs of the programs combined does not exceed 10% of the Company’s total earnings before taxes for the three-year period.

Participation in the first three-year cycle has been limited to the Company’s Chief Executive Officer and its two Senior Executives. The target incentive compensation level for the fiscal 2013 to 2015 LTCIPs cycle is $2,067,000 with a total payout capped at 200 percent above this targeted incentive compensation level irrespective of the earnings before taxes generated above these levels by the Company.

During fiscal 2013, the Company did not meet the annual earnings before taxes threshold established by the plan and accordingly, no liability or expense related to this plan was recorded.